Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Cash flows from operating activities:
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders		$ 20,742		$ (57,876)	[1],[2]	$ 113,984
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Share-based compensation expense		6,083		6,573	[2]	7,743
Increase (decrease) in:
Accrued expenses		3,556		2,905	[2]	(5,108)
Total adjustments		230,233		335,770	[2]	257,974
Net cash provided by operating activities		250,975		277,894	[2]	371,958
Cash flows from investing activities:
Net cash used in investing activities		(85,364)		(280,430)	[2]	(305,627)
Cash flows from financing activities:
Purchase of treasury shares						(9,149)
Issuance of common shares upon exercise of share options		961				301
Dividends paid to shareholders				(28,754)	[2]	(94,079)
Net cash used in financing activities		(70,372)		(4,619)	[2]	(83,957)
Effect of exchange rate changes		207		(233)	[2]	(240)
Cash and cash equivalents, beginning of the year		84,045	[3]	115,594
Cash and cash equivalents, end of the year		137,894		84,045	[3]	115,594
Parent Company
Cash flows from operating activities:
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders		19,365		(52,483)	[4],[5]	108,408	[5]
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Equity in (income) loss of subsidiaries		(22,933)		49,470	[4],[5],[6]	(111,806)	[5]
Dividends received from subsidiaries	[5]			28,000	[4]	100,000
Share-based compensation expense		6,083		6,573	[4],[5]	7,743	[5]
Decrease (increase) in:
Prepaid expenses		(43)		15	[4],[5]	16	[5]
Increase (decrease) in:
Accrued expenses		(50)		(489)	[4],[5]	454	[5]
Total adjustments		(16,943)		83,569	[4],[5]	(3,593)	[5]
Net cash provided by operating activities		2,422		31,086	[4],[5]	104,815	[5]
Cash flows from investing activities:
(Decrease) increase in investments in subsidiaries, net		(204)		(3,969)	[4],[5]	233	[5]
Net cash used in investing activities		(204)		(3,969)	[4],[5]	233	[5]
Cash flows from financing activities:
Purchase of treasury shares	[5]					(9,149)
Issuance of common shares upon exercise of share options		961				301	[5]
Dividends paid to shareholders	[5]			(28,754)	[4]	(94,079)
Due from affiliates, net		(831)		(364)	[4],[5]	585	[5]
Net cash used in financing activities		130		(29,118)	[4],[5]	(102,342)	[5]
Effect of exchange rate changes		207		(233)	[4],[5]	(240)	[5]
Net increase (decrease) in cash and cash equivalents		2,555		(2,234)	[4],[5]	2,466	[5]
Cash and cash equivalents, beginning of the year	[5]	2,975	[4],[7]	5,209	[4]	2,743
Cash and cash equivalents, end of the year		$ 5,530		$ 2,975	[4],[5],[7]	$ 5,209	[4],[5]

[1]	Certain amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of gain on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Certain amounts for the years ended December 31, 2016 and 2015 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net, to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods"), to reclassify debt balances in order to conform with the 2017 presentation and for the adoption of Accounting Standards Update No. 2016-15, Statement of Cash Flows (Topic230): Classification of Certain Cash Receipts and Cash Payments and Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash.
[3]	Certain amounts as of December 31, 2016 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net, to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods") and to reclassify debt balances to conform with the 2017 presentation.
[4]	Certain amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net and to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods").
[5]	Certain amounts for the years ended December 31, 2016 and 2015 have been reclassified to conform with 2017 presentation.
[6]	Certain amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of gain on sale of containers, net and to properly account for lease concessions (see Note 2 'Immaterial Correction of Errors in Prior Periods").
[7]	Certain amounts as of December 31, 2016 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net and to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods").